UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21763

Name of Fund: Managed Account Series

BlackRock U.S. Mortgage Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2013

Date of reporting period: 01/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
AH Mortgage Servicer Advance Revolving Trust I, Series SART-1, Class A1R,
2.23%, 5/10/43 (a)	USD	1,037	$1,037,869
AmeriCredit Automobile Receivables Trust, Class A2, Series 2012-1,
0.91%, 10/08/15		758	759,491
Ameriquest Mortgage Securities, Inc., Series 2006-R1, Class A2C,
0.39%, 3/25/36 (b)		7	6,661
Bayview Financial Acquisition Trust, Series 2006-C, Class 2A2,
0.43%, 11/28/36 (b)		22	21,980
CarNow Auto Receivables Trust, Series 2012-1A, Class A,
2.09%, 1/15/15 (a)		132	132,511
Citigroup Mortgage Loan Trust, Inc., Series 2007-FS1, Class 2A1A,
1.20%, 10/25/37 (a)(b)		2,612	1,209,663
Conseco Financial Corp., Series 1999-5, Class A6,
7.50%, 3/01/30 (b)		647	570,690
Countrywide Asset-Backed Certificates (b):
Series 2004-6, Class 2A4, 0.65%, 11/25/34		51	48,704
Series 2006-07, Class 2A3, 0.35%, 4/25/46		902	825,268
Series 2006-13, Class 3AV2, 0.35%, 1/25/37		168	144,927
Series 2006-22, Class 2A2, 0.31%, 5/25/47		288	286,399
Series 2007-7, Class 2A2, 0.36%, 10/25/47		962	943,093
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A,
2.20%, 9/16/19 (a)		1,995	2,024,707
Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB5, Class A4,
0.45%, 6/25/36 (b)		5,213	3,159,631
DT Auto Owner Trust (a):
Series 2012-1A, Class A, 1.05%, 1/15/15		212	212,483
Series 2012-2, Class A, 0.91%, 11/16/15		1,080	1,080,336
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF12, Class A4,
0.34%, 9/25/36 (b)		490	415,782
GSAA Trust, Series 2006-5, Class 2A2,
0.38%, 3/25/36 (b)		826	473,578
HLSS Servicer Advance Receivables Backed Notes (a):
1.74%, 10/15/43		1,142	1,145,926
0.90%, 1/15/44		3,143	3,145,769
1.50%, 1/16/46		607	610,056
Series 2012-T2, Class A1, 1.34%, 10/15/43		3,000	3,009,375
Series 2012-T2, Class A2, 1.99%, 10/15/45		1,720	1,748,488
JP Morgan Mortgage Acquisition Trust 2006-WF1,
5.83%, 7/25/36		2,373	1,555,816
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C,
0.44%, 5/25/37 (b)		660	374,444
Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4,
0.44%, 6/25/36 (b)		1,500	813,654
Santander Drive Auto Receivables Trust, Class A2, Series 2012-1,
1.25%, 4/15/15		1,606	1,610,625
Scholar Funding Trust, Series 2011-A, Class A,
1.20%, 10/28/43 (a)(b)		1,162	1,165,747
SLM Student Loan Trust (a)(b):
Series 2010-C, Class A1, 1.86%, 12/15/17		257	257,841
Series 2012-B, Class A1, 1.31%, 12/15/21		518	522,945
Series 2012-C, Class A1, 1.31%, 8/15/23		747	754,143
Soundview Home Equity Loan Trust, Series 2005-OPT3, Class A4,
0.50%, 11/25/35 (b)		331	324,913
World Financial Network Credit Card Master Trust, Series 2012-D, Class B,
3.34%, 4/17/23		700	699,350

Total Asset-Backed Securities – 13.4%			31,092,865

Corporate Bonds
Diversified Financial Services – 0.6%
Tiers Trust, Series 2012-1,
2.06%, 5/12/14 (a)(b)		1,500	1,501,875

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 7.5%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21,
5.58%, 3/25/37 (b)		216	213,468

MANAGED ACCOUNT SERIES	JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Alternative Loan Trust 2006-8T1,
6.00%, 4/25/36	USD	474	$380,035
Banc of America Funding Corp., Series 2006-A, Class 3A2,
2.91%, 2/20/36 (b)		124	86,925
Banc of America Mortgage Securities, Inc. (b):
Series 2003-3, Class 2A1 0.75%, 5/25/18		40	38,350
Series 2005-G, Class 2A4 3.12%, 8/25/35		2,050	1,879,038
Series 2005-I, Class 2A5 3.07%, 10/25/35		885	831,356
BCAP LLC Trust, Series 2009-RR13, Class 21A1,
4.97%, 1/26/37 (a)(b)		381	390,497
Citigroup Mortgage Loan Trust, Inc., Series 2009-11, Class 6A1,
1.79%, 10/25/35 (a)(b)		81	80,796
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1 5.00%, 7/25/19		540	562,927
Series 2005-03CB, Class 1A4 5.25%, 3/25/35		115	113,593
Series 2005-47CB, Class A2 0.70%, 10/25/35 (b)		203	128,756
Series 2006-19CB, Class A15 6.00%, 8/25/36		538	447,699
Series 2006-41CB, Class 1A3 6.00%, 1/25/37		261	224,904
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		930	743,374
Series 2006-45T1, Class 2A5, 6.00%, 2/25/37		2,089	1,668,847
Series 2007-19, Class 1A4, 6.00%, 8/25/37		2,050	1,723,693
Series 2007-2CB, Class 1A15 5.75%, 3/25/37		500	399,475
Series 2007-HY4, Class 4A1 5.08%, 6/25/47 (b)		205	165,762
Series 2008-2R, Class 2A1 6.00%, 8/25/37		385	324,749
Series 2008-2R, Class 3A1 6.00%, 8/25/37		462	377,632
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6 5.50%, 9/25/35		527	523,729
Series 2007-15, Class 1A29 6.25%, 9/25/37		320	306,942
Series 2007-8, Class 1A4 6.00%, 1/25/38		816	749,461
Series 2007-HY5, Class 3A1 5.64%, 9/25/37 (b)		760	706,356
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1,
4.50%, 10/25/21		485	451,890
Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 1A1,
0.70%, 2/25/35 (b)		1,307	1,193,213
Harborview Mortgage Loan Trust,
2.90%, 8/19/36 (b)		1,849	1,307,471
IndyMac INDA Mortgage Loan Trust, Series 2007-AR1, Class 3A1,
5.29%, 3/25/37 (b)		464	408,631
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2,
5.88%, 6/25/21		129	125,918
Morgan Stanley Reremic Trust, Series 2010-R5, Class 5A,
0.47%, 1/26/37 (a)(b)		154	151,145
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1,
0.52%, 10/25/35 (b)		234	186,220
Wells Fargo Mortgage-Backed Securities Trust:
Series 2007-08, Class 2A2 6.00%, 7/25/37		220	216,118
Series 2007-10, Class 1A21 6.00%, 7/25/37		194	190,312

			17,299,282

Commercial Mortgage-Backed Securities – 3.7%
Banc of America Large Loan, Inc., Series 2010, Class HLTN,
2.51%, 11/15/15 (a)(b)		3,279	3,282,250
Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A4,
5.36%, 4/15/40 (b)		345	360,812
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB2, Class 3A1,
3.83%, 4/20/36 (b)		404	310,426
DBRR Trust, Series 2012-EZ1, Class A,
0.95%, 9/25/45 (a)		1,258	1,262,222
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class A4,
4.98%, 5/10/43 (b)		900	971,145
SMA Issuer I LLC, Series 2012-LV1, Class A,
3.50%, 8/20/25 (a)		483	485,320
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4,
5.24%, 10/15/44 (b)		1,840	2,023,913

			8,696,088

2	MANAGED ACCOUNT SERIES	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities – 0.9%
Commercial Mortgage Pass Through Certificates, Series CR5, Class XA,
1.95%, 12/10/45 (b)	USD	5,703	$701,732
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA,
1.86%, 12/15/45 (a)(b)		11,888	1,478,600

			2,180,332

Total Non-Agency Mortgage-Backed Securities – 12.1%			28,175,702

US Government Sponsored Agency Securities
Collateralized Mortgage Obligations – 0.4%
Fannie Mae Mortgage-Backed Securities, Series 2003-9, Class EA,
4.50%, 10/25/17		186	189,271
Freddie Mac Mortgage-Backed Securities, Series 2411, Class FJ,
0.56%, 12/15/29 (b)		15	14,912
Ginnie Mae Mortgage-Backed Securities, Series 2009-122, Class PY,
6.00%, 12/20/39		669	747,679

			951,862

Interest Only Collateralized Mortgage Obligations – 2.2%
Fannie Mae Mortgage-Backed Securities (b):
Series 2010-41, Class JS, 6.30%, 11/25/39		1,021	76,589
Series 2012-M9, Class X1, 4.08%, 12/25/17		11,039	1,810,780
Freddie Mac Mortgage-Backed Securities (b):
Series K020, Class X1, 1.48%, 5/25/22		2,746	291,114
Series K021, Class X1, 1.51%, 6/25/22		3,747	413,998
Series K023, Class X1, 1.32%, 8/25/22		14,955	1,460,920
Series K024, Class X1, 0.91%, 9/25/22		2,882	194,126
Series K711, Class X1, 1.71%, 7/25/19		8,251	758,999

			5,006,526

Mortgage-Backed Securities – 188.0%
Fannie Mae Mortgage-Backed Securities:
2.00%, 2/15/28 (c)		12,300	12,436,934
2.50%, 12/01/27		6,474	6,714,651
3.00%, 11/01/32 - 2/15/43 (c)		45,700	47,182,326
3.50%, 2/01/27 - 2/15/43 (c)		15,711	16,597,225
4.00%, 12/01/40 - 2/15/43 (c)		13,571	14,561,963
4.50%, 7/01/24 - 2/15/43 (c)		61,856	66,385,234
5.00%, 1/01/23 - 2/15/43 (c)		30,395	32,858,773
5.50%, 12/01/15 - 2/15/43 (c)		9,442	10,301,910
6.00%, 12/01/32 - 2/15/43 (c)		44,215	48,352,433
6.50%, 7/01/37 - 2/15/43 (c)		3,933	4,383,087
Freddie Mac Mortgage-Backed Securities:
3.00%, 2/15/28 - 2/15/43 (c)		5,300	5,449,063
3.50%, 7/01/26 - 2/15/43 (c)		10,623	11,162,927
4.00%, 4/01/24 - 2/15/43 (c)		15,248	16,207,957
4.50%, 1/01/19 - 10/15/41 (c)		13,850	13,823,657
5.00%, 11/01/24 - 2/15/43 (c)		14,587	15,707,902
5.50%, 1/01/32 - 2/15/43 (c)		8,064	8,723,581
6.00%, 6/01/27 - 11/01/39		1,492	1,632,324
Ginnie Mae Mortgage-Backed Securities:
3.00%, 2/15/43 (c)		9,700	10,120,376
3.50%, 8/20/42 - 11/20/42		10,272	11,033,600
4.00%, 10/20/40 - 2/15/43 (c)		15,519	16,828,893
4.50%, 5/15/40 - 2/15/43 (c)		25,474	27,782,231
5.00%, 12/15/34 - 2/15/43 (c)		12,081	13,250,245
5.50%, 7/15/38 - 12/20/41		4,730	5,176,342
6.00%, 2/01/41 - 2/15/43 (c)		9,600	10,786,125
6.50%, 10/15/38 - 2/20/41		7,744	8,820,819

			436,280,578

Total US Government Sponsored Agency Securities – 190.6%			442,238,966

US Treasury Obligations – 0.4%
US Treasury Notes,
0.63%, 9/30/17		1,025	1,016,432

Total Long-Term Investments (Cost – $500,460,864) – 217.1%			504,025,840

Short-Term Securities	Beneficial Interest (000)
SSgA Prime Money Market Fund,
0.03% (d)		18,249	18,249,191

Total Short-Term Securities (Cost – $18,249,191) – 7.9%			18,249,191

MANAGED ACCOUNT SERIES	JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

			Value
Options Purchased (Cost – $297,561) – 0.1%			$206,333

Total Investments Before TBA Sale Commitments and Options Written (Cost – $519,007,616) – 225.1%			522,481,364

TBA Sale Commitments(c)	Par (000)
Fannie Mae Mortgage-Backed Securities:
2.00%, 2/15/28	USD	12,300	(12,436,934)
2.50%, 2/15/28		400	(414,125)
3.50%, 2/15/28		2,600	(2,749,094)
4.00%, 2/15/28		9,100	(9,712,829)
3.00%, 2/15/43		14,900	(15,386,577)
4.50%, 2/15/43		23,300	(25,003,813)
5.00%, 2/15/43		20,500	(22,131,967)
5.50%, 2/15/43		1,600	(1,736,000)
6.00%, 2/15/43		34,200	(37,335,000)
6.50%, 2/15/43		300	(332,063)
Freddie Mac Mortgage-Backed Securities:
4.50%, 2/15/28-2/15/43		3,700	(3,936,226)
4.00%, 2/15/43		5,800	(6,148,906)
5.00%, 2/15/43		7,400	(7,958,469)
Freddie Mac Mortgage-Backed Securities (concluded):
5.50%, 2/15/43		1,400	(1,513,094)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 2/15/43		16,400	(17,604,704)
4.00%, 2/15/43		2,400	(2,590,875)
4.50%, 2/15/43		12,200	(13,277,031)
5.00%, 2/15/43		6,000	(6,546,187)
5.50%, 2/15/43		600	(655,969)
6.00%, 2/15/43		7,500	(8,427,973)
6.50%, 2/15/43		1,300	(1,472,656)

Total TBA Sale Commitments (Proceeds – $197,649,387) – (85.0)%			(197,370,492)

Options Written (Proceeds – $640,687) – (0.3)%			(751,984)

Total Investments, Net of TBA Sale Commitments and Options Written (Cost–$320,717,542*) – 139.8%			324,358,888
Liabilities in Excess of Other Assets – (39.8)%			(92,292,029)
Net Assets – 100.0%			$232,066,859

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$519,023,478

Gross unrealized appreciation	$5,341,088
Gross unrealized depreciation	(1,883,202)

Net unrealized appreciation	$3,457,886

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of January 31, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$28,141,811	$(95,650)
Barclays Plc	(206,531)	63
Citigroup Inc.	11,206,531	(52,157)
Credit Suisse Group AG	5,581,734	(32,750)
Deutsche Bank AG	9,737,496	(136,247)
Goldman Sachs Group, Inc.	21,808,779	(90,642)
JPMorgan Chase & Co.	22,472,120	(18,696)
Morgan Stanley	(1,177,078)	3,074

(d)	Represents the current yield as of report date.

4	MANAGED ACCOUNT SERIES	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	TBA	To Be Announced
	USD	US Dollar

•	Financial futures contracts as of January 31, 2013 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
219	2-Year US Treasury Note	Chicago Board of Trade	March 2013	USD	48,272,391	$(12,058)
24	Ultra Long US Treasury Bond	Chicago Board of Trade	March 2013	USD	3,756,750	(47,538)
(105)	10-Year US Treasury Note	Chicago Board of Trade	March 2013	USD	13,784,531	(20,180)
(187)	5-Year US Treasury Note	Chicago Board of Trade	March 2013	USD	23,138,328	57,680

Total						$(22,096)

•	Over-the-counter interest rate swaptions purchased as of January 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Bank of America NA	Call	1.25%	Receive	3-month LIBOR	10/23/13	USD	2,000	$24,869
5-Year Interest Rate Swap	Bank of America NA	Put	1.50%	Pay	3-month LIBOR	7/11/13		5,050	18,624
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.50%	Pay	3-month LIBOR	8/23/13		5,300	28,300
5-Year Interest Rate Swap	Bank of America NA	Put	1.25%	Pay	3-month LIBOR	10/23/13		2,000	24,868
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/27/17		3,900	109,672

Total									$206,333

•	Over-the-counter interest rate swaptions written as of January 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	UBS AG	Call	4.52%	Pay	3-month LIBOR	3/01/13	USD	800	$(180,935)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	5.07%	Pay	3-month LIBOR	2/10/14		1,200	(290,331)
5-Year Interest Rate Swap	Bank of America NA	Call	1.00%	Pay	3-month LIBOR	7/11/14		2,550	(7,575)
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.15%	Pay	3-month LIBOR	8/26/14		5,300	(25,196)
5-Year Interest Rate Swap	Bank of America NA	Call	1.15%	Pay	3-month LIBOR	9/11/14		4,300	(20,244)
10-Year Interest Rate Swap	UBS AG	Put	4.52%	Receive	3-month LIBOR	3/01/13		800	–
10-Year Interest Rate Swap	Deutsche Bank AG	Put	5.07%	Receive	3-month LIBOR	2/10/14		1,200	(782)
5-Year Interest Rate Swap	Bank of America NA	Put	2.00%	Receive	3-month LIBOR	7/11/14		2,550	(28,755)

MANAGED ACCOUNT SERIES	JANUARY 31, 2013	5

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

•	Over-the-counter interest rate swaptions written as of January 31, 2013 were as follows (concluded):

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.15%	Receive	3-month LIBOR	8/26/14	USD	5,300	$(58,369)
5-Year Interest Rate Swap	Bank of America NA	Put	2.15%	Receive	3-month LIBOR	9/11/14		4,300	(50,237)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/27/17		7,800	(89,560)

Total									$(751,984)

•	Credit default swaps - buy protection outstanding as of January 31, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
ABX.HE.AA.06-1	0.32%	Barclays Plc	7/25/45	USD	1,892	$(456,154)
ABX.HE.AAA.06-2	0.11%	Barclays Plc	5/25/46	USD	1,865	(31,192)
ABX.HE.AAA.06-2	0.11%	Citigroup Inc.	5/25/46	USD	3,730	(348,056)

Total						$(835,402)

•	Interest rate swaps outstanding as of January 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.39%[1]	3-month LIBOR	Deutsche Bank AG	10/11/14	USD	30,110	$9,607
0.36%[1]	3-month LIBOR	Deutsche Bank AG	10/19/14	USD	30,110	22,698
0.85%[2]	3-month LIBOR	Bank of America Corp.	7/13/17	USD	2,800	(4,116)
0.88%[2]	3-month LIBOR	Deutsche Bank AG	8/28/17	USD	3,500	(5,717)
3.84%[2]	3-month LIBOR	Credit Suisse Group AG	5/09/22	USD	2,100	276,736
6.00%[1]	1-month LIBOR	Credit Suisse Group AG	1/12/39	USD	3,831	(3,283)
6.00%[1]	1-month LIBOR	Credit Suisse Group AG	1/12/39	USD	1,996	1,511
6.00%[2]	1-month LIBOR	Credit Suisse Group AG	1/12/39	USD	1,996	4,957
6.00%[2]	1-month LIBOR	JPMorgan Chase & Co.	1/12/39	USD	3,831	8,915
4.50%[1]	1-month LIBOR	Barclays Plc	1/12/40	USD	475	(445)
2.66%[1]	3-month LIBOR	Deutsche Bank AG	9/26/42	USD	2,700	187,904
2.62%[2]	3-month LIBOR	Deutsche Bank AG	12/13/42	USD	2,700	(212,377)
2.89%[1]	3-month LIBOR	Goldman Sachs Group, Inc.	1/14/43	USD	2,900	63,218

Total						$349,608

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

6	MANAGED ACCOUNT SERIES	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarizes the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Asset-Backed Securities	–	$31,092,865	–	$31,092,865
Corporate Bonds	–	–	$1,501,875	1,501,875
Non-Agency Mortgage-Backed Securities	–	26,913,480	1,262,222	28,175,702
US Government Sponsored Agency Securities	–	442,238,966	–	442,238,966
US Treasury Obligations	–	1,016,432	–	1,016,432
Short-Term Securities	$18,249,191	–	–	18,249,191
Options Purchased Interest Rate Contracts	–	206,333	–	206,333
Liabilities:
TBA Sale Commitments	–	(197,370,492)	–	(197,370,492)

Total	$18,249,191	$304,097,584	$2,764,097	$325,110,872

MANAGED ACCOUNT SERIES	JANUARY 31, 2013	7

Schedule of Investments (concluded)	BlackRock U.S. Mortgage Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments:[1]
Assets:
Interest Rate Contracts	$57,680	$575,546	–	$633,226
Liabilities:
Credit Contracts	–	(835,402)	–	(835,402)
Interest Rate Contracts	(79,776)	(977,922)	–	(1,057,698)

Total	$(22,096)	$(1,237,778)	–	$(1,259,874)

[1]

Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Portfolio’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$96,000	–	–	$96,000
Cash pledged as collateral for swaps	1,033,000	–	–	1,033,000

Total	$1,129,000	–	–	$1,129,000

There were no transfers between Level 1 and Level 2 during the period ended January 31, 2013.

A reconciliation of Level 3 investments is presented when the Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Non-Agency Mortgage Backed Securities	Total
Assets:
Opening Balance, as of April 30, 2012	$1,205,000	–	–	$1,205,000
Transfers into Level 3[1]	–	–	–	–
Transfers out of Level 3[1]	(1,205,000)			(1,205,000)
Accrued discounts/premiums	–	(162)	–	(162)
Net realized gain (loss)	–	–	4	4
Net change in unrealized appreciation/depreciation[2]	–	1,587	4,475	6,062
Purchases	–	1,500,450	1,272,363	2,772,813
Sales	–	–	(14,620)	(14,620)

Closing Balance, as of January 31, 2013	–	$1,501,875	$1,262,222	$2,764,097

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[2]	The change in unrealized appreciation/depreciation on investments still held as of January 31, 2013 was $6,062.

Certain of the Portfolio’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

8	MANAGED ACCOUNT SERIES	JANUARY 31, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Managed Account Series

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Managed Account Series

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of Managed Account Series

Date: March 26, 2013